Nov. 28, 2016

OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester High Yield Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%	0.17%	0.17%	0.17%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.09%	1.74%	1.74%	0.84%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$581	$807	$1,050	$1,747	$581	$807	$1,050	$1,747
Class B	$678	$853	$1,152	$1,736	$178	$553	$952	$1,736
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester New Jersey Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.06%	0.06%	0.06%	0.06%
Interest and Related Expenses from Inverse Floaters	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Other Expenses	0.26%	0.28%	0.26%	0.25%
Total Annual Fund Operating Expenses	1.07%	1.74%	1.72%	0.81%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$678	$853	$1,152	$1,725	$178	$553	$952	$1,725
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$83	$260	$451	$1,006	$83	$260	$451	$1,006

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Pennsylvania Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.11%	0.11%	0.11%	0.11%
Interest and Related Expenses from Inverse Floaters	0.06%	0.06%	0.06%	0.06%
Other Expenses	0.14%	0.15%	0.14%	0.14%
Total Other Expenses	0.31%	0.32%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.07%	1.73%	1.72%	0.82%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$677	$850	$1,147	$1,719	$177	$550	$947	$1,719
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$84	$263	$457	$1,018	$84	$263	$457	$1,018